General (Details) $ in Thousands	Dec. 31, 2024 USD ($) engine helicopter aircraft	Dec. 31, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of aircrafts | aircraft	2,018
Number of engines | engine	1,000
Number of helicopters | helicopter	300
Total assets | $	$ 71,441,976	$ 71,274,559